Summary of Remeasurement of Defined Benefit Plans (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) – financial	$ 231	$ (416)	$ 2,132	$ 974
Remeasurement gain/(loss) – return on plan assets less interest income	156	548	(704)	765
Total	387	132	1,428	1,739
Principal post retirement benefit plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) – financial	(6)	(18)	76	24
Total	$ (6)	$ (18)	$ 76	$ 24